Stock Based Compensation Plans: (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding Options Number: $0.29 - $0.29	816,448
Outstanding Options Weighted Average Exercise Price: $0.29 - $0.29	$ 0.29	$ 1.77	$ 1.42
Outstanding Options Aggregate Intrinsic Value: $0.29 - $0.29	$ 2,049,284
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.29	248 days
Exercisable Options Number: $0.29 - $0.29	816,448
Exercisable Options Weighted Average Exercise Price: $0.29 - $0.29	$ 0.29
Exercisable Options Aggregate Intrinsic Value: $0.29 - $0.29	2,049,284
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.29	248 days
Outstanding Options Number: $0.73 - $0.73	456,000
Outstanding Options Weighted Average Exercise Price: $0.73 - $0.73	$ 0.73
Outstanding Options Aggregate Intrinsic Value: $0.73 - $0.73	943,920
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.73 - $0.73	350 days
Exercisable Options Number: $0.73 - $0.73	456,000
Exercisable Options Weighted Average Exercise Price: $0.73 - $0.73	$ 0.73
Exercisable Options Aggregate Intrinsic Value: $0.73 - $0.73	943,920
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.73 - $0.73	350 days
Outstanding Options Number: $1.82 - $1.82	2,625,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	2,572,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 277 days
Exercisable Options Number: $1.82 - $1.82	1,956,250
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	1,917,125
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 277 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	836,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	8 years 69 days
Exercisable Options Number: $1.92 - $1.92	0
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 0
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	0
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 307 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 307 days
Outstanding Options Number: $0.29 - $2.89	6,467,948
Outstanding Options Weighted Average Exercise Price: $0.29 - $2.89	$ 1.83
Outstanding Options Aggregate Intrinsic Value: $0.29 - $2.89	6,401,704
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $2.89	3 years 161 days
Exercisable Options Number: $0.29 - $2.89	4,849,198
Exercisable Options Weighted Average Exercise Price: $0.29 - $2.89	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $0.29 - $2.89	$ 4,910,329
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $2.89	2 years 219 days